	Putnam RetirementReady 2040 Fund
	The fund's portfolios
	10/31/19 (Unaudited)
		Shares	Value
	Absolute Return Funds (17.5%)*
	Putnam Fixed Income Absolute Return Fund Class P(AFF)	573,085	$5,650,617
	Putnam Multi-Asset Absolute Return Fund Class P(AFF)	2,053,190	23,673,277

	Total Absolute Return Funds (cost $29,782,739)		$29,323,894
	Asset Allocation Funds (80.1%)*
	Putnam Dynamic Asset Allocation Balanced Fund Class P(AFF)	897,725	$13,232,465
	Putnam Dynamic Asset Allocation Equity Fund Class P(AFF)	505,368	6,079,574
	Putnam Dynamic Asset Allocation Growth Fund Class P(AFF)	6,976,389	114,482,547

	Total Asset Allocation Funds (cost $133,678,855)		$133,794,586
	Fixed Income Funds (2.4%)*
	Putnam Government Money Market Fund Class G(AFF)	4,054,339	$4,054,339

	Total Fixed Income Funds (cost $4,054,339)		$4,054,339

	Total Investments (cost $167,515,933)		$167,172,819
*	Percentages indicated are based on net assets of $167,107,824.

Notes to the fund's portfolio
	Unless noted otherwise, the notes to the funds' portfolios are for the close of each fund's reporting period, which ran from August 1, 2019 through October 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.
(AFF)	Affiliated Company.
	Security valuation: The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1 securities under Accounting Standards Codification Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.
	ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each fund’s investments. The three levels are defined as follows:
	Level 1: Valuations based on quoted prices for identical securities in active markets.
	Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

	Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
	The following is a summary of the inputs used to value the funds' net assets as of the close of the reporting period:
		Valuation inputs
	Investments in securities:	Level 1	Level 2	Level 3	Total
	Putnam RetirementReady 2040 Fund	$167,172,819	$—	$—	$167,172,819

Affiliated transactions
Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the voting securities, were as follows:
Affiliates	Fair value as of 7/31/19	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 10/31/19	Fair value as of 10/31/19
Putnam Fixed Income Absolute Return Fund Class P	$5,350,769	$580,388	$296,921	$54,897	$—	$(1,158)	$17,539	573,085	$5,650,617
Putnam Multi-Asset Absolute Return Fund Class P	23,111,533	2,176,588	1,278,506	—	—	9,842	(346,180)	2,053,190	23,673,277
Putnam Dynamic Asset Allocation Balanced Fund Class P	9,649,008	4,088,256	592,707	55,513	—	(39,043)	126,951	897,725	13,232,465
Putnam Dynamic Asset Allocation Equity Fund Class P	11,796,247	547,957	6,291,362	—	—	(743,505)	770,237	505,368	6,079,574
Putnam Dynamic Asset Allocation Growth Fund Class P	113,062,680	6,407,332	6,176,145	—	—	182,216	1,006,464	6,976,389	114,482,547
Putnam Government Money Market Fund Class G	3,385,978	1,013,177	344,816	14,968	—	—	—	4,054,339	4,054,339

Totals	$166,356,215	$14,813,698	$14,980,457	$125,378	$—	$(591,648)	$1,575,011		$167,172,819

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com